Schedule of Investments (unaudited)	iShares® Europe ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Australia — 1.4%
BHP Group PLC	369,758	$10,941,492
Rio Tinto PLC	189,144	15,620,921
		26,562,413
Austria — 0.2%
Erste Group Bank AG	53,169	1,954,565
OMV AG	25,008	1,427,144
		3,381,709
Belgium — 1.4%
Ageas SA/NV	33,282	1,849,520
Anheuser-Busch InBev SA/NV	148,668	10,717,299
Groupe Bruxelles Lambert SA	20,715	2,319,485
KBC Group NV	58,812	4,490,374
Solvay SA	12,467	1,586,842
UCB SA	22,054	2,309,751
Umicore SA	35,569	2,176,045
		25,449,316
Denmark — 3.8%
Ambu A/S, Class B	29,929	1,151,607
AP Moller - Maersk A/S, Class A	572	1,591,075
AP Moller - Maersk A/S, Class B, NVS	1,111	3,198,469
Carlsberg A/S, Class B	17,395	3,246,184
Chr Hansen Holding A/S	18,333	1,654,611
Coloplast A/S, Class B	20,960	3,441,280
Danske Bank A/S	121,411	2,138,159
DSV Panalpina A/S	34,958	8,160,525
Genmab A/S(a)	11,382	4,663,689
GN Store Nord A/S	23,807	2,081,919
Novo Nordisk A/S, Class B	285,957	23,937,063
Novozymes A/S, Class B	37,005	2,792,012
Orsted A/S(b)	31,572	4,431,488
Pandora A/S	17,848	2,407,943
Vestas Wind Systems A/S	175,883	6,872,103
		71,768,127
Finland — 2.0%
Elisa OYJ	26,676	1,591,906
Fortum OYJ	76,919	2,121,922
Kone OYJ, Class B	71,285	5,817,868
Metso Outotec OYJ	124,218	1,443,348
Neste OYJ	75,388	4,624,454
Nokia OYJ(a)	993,084	5,320,702
Nordea Bank Abp	597,119	6,649,461
Sampo OYJ, Class A	88,470	4,068,252
Stora Enso OYJ, Class R	104,379	1,906,055
UPM-Kymmene OYJ	94,430	3,574,920
Wartsila OYJ Abp	78,852	1,171,517
		38,290,405
France — 17.4%
Accor SA(a)	31,793	1,189,173
Air Liquide SA	83,090	14,569,829
Airbus SE(a)	107,265	13,821,392
Alstom SA(a)	49,037	2,477,631
Arkema SA	11,593	1,457,055
Atos SE(c)	17,296	1,053,196
AXA SA	366,135	9,297,023
BNP Paribas SA	202,016	12,678,450
Bouygues SA	39,325	1,456,593
Bureau Veritas SA(a)	51,977	1,645,773
Security	Shares	Value

France (continued)
Capgemini SE	28,161	$5,415,737
Carrefour SA	103,318	2,033,237
Cie. de Saint-Gobain	93,124	6,145,797
Cie. Generale des Etablissements Michelin SCA	31,387	5,009,219
Credit Agricole SA	225,014	3,154,604
Danone SA	120,174	8,454,830
Dassault Systemes SE	24,323	5,903,098
Edenred	44,165	2,518,143
Eiffage SA	14,350	1,461,642
Electricite de France SA	70,506	963,541
Engie SA	312,705	4,287,989
EssilorLuxottica SA	52,202	9,643,444
Eurofins Scientific SE(a)	21,211	2,426,086
Gecina SA	9,794	1,500,555
Hermes International	6,116	8,925,150
Kering SA	12,990	11,382,061
Klepierre SA	34,067	877,694
Legrand SA	47,013	4,982,591
L’Oreal SA	42,250	18,868,584
LVMH Moet Hennessy Louis Vuitton SE	46,966	36,946,122
Orange SA	357,900	4,084,636
Pernod Ricard SA	35,386	7,864,975
Publicis Groupe SA	40,048	2,562,871
Renault SA(a)	34,880	1,413,947
Safran SA	61,522	8,538,203
Sanofi	201,397	21,159,288
Sartorius Stedim Biotech	4,134	1,956,583
Schneider Electric SE	94,387	14,879,595
SCOR SE(a)	29,462	937,927
Societe Generale SA	139,690	4,132,225
Sodexo SA(a)	14,582	1,362,828
STMicroelectronics NV , New	114,197	4,151,693
Suez SA	70,989	1,688,928
Teleperformance	10,260	4,166,480
Thales SA	18,925	1,933,698
TotalEnergies SE	438,365	19,858,719
Ubisoft Entertainment SA(a)(c)	13,572	948,244
Unibail-Rodamco-Westfield(a)	24,557	2,128,993
Valeo SA	43,141	1,301,283
Veolia Environnement SA	92,757	2,804,124
Vinci SA	86,174	9,211,814
Vivendi SE	151,635	5,094,802
Worldline SA(a)(b)	39,356	3,687,837
		326,415,932
Germany — 13.2%
adidas AG	32,309	12,056,348
Allianz SE, Registered	72,369	18,060,173
Aroundtown SA	211,078	1,646,879
BASF SE	161,079	12,715,535
Bayer AG, Registered	172,497	10,486,988
Bayerische Motoren Werke AG	56,249	5,963,267
Beiersdorf AG	17,369	2,096,541
Brenntag SE	27,323	2,543,016
Commerzbank AG(a)	173,982	1,235,564
Continental AG(a)	18,560	2,730,569
Covestro AG(b)	31,368	2,028,207
Daimler AG, Registered	146,268	13,070,303
Delivery Hero SE(a)(b)	32,749	4,326,998
Deutsche Bank AG, Registered(a)	360,850	4,704,648
Deutsche Boerse AG	33,138	5,784,114

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered	172,037	$11,716,525
Deutsche Telekom AG, Registered	568,301	12,019,567
Deutsche Wohnen SE	63,366	3,877,244
E.ON SE	393,279	4,550,108
Fresenius Medical Care AG & Co. KGaA	35,125	2,918,754
Fresenius SE & Co. KGaA	72,744	3,796,500
GEA Group AG	29,193	1,182,904
Hannover Rueck SE	10,540	1,764,479
HeidelbergCement AG	25,804	2,215,441
HelloFresh SE(a)	25,645	2,492,926
Henkel AG & Co. KGaA	17,020	1,567,359
Infineon Technologies AG	229,895	9,247,126
LANXESS AG	15,908	1,091,750
LEG Immobilien SE	12,401	1,785,208
Merck KGaA	22,697	4,355,013
MTU Aero Engines AG	9,221	2,286,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,389	6,684,066
Puma SE	18,000	2,148,317
RWE AG	119,413	4,329,578
SAP SE	191,740	26,931,738
Siemens AG, Registered	141,729	22,503,543
Siemens Healthineers AG(b)	49,029	3,006,125
Symrise AG	22,528	3,139,428
United Internet AG, Registered	20,486	837,817
Volkswagen AG	5,167	1,698,214
Vonovia SE	99,498	6,430,108
Zalando SE(a)(b)	28,986	3,505,565
		247,530,847
Ireland — 1.2%
CRH PLC	137,447	6,950,876
Flutter Entertainment PLC(a)	26,542	4,812,761
Kerry Group PLC, Class A	26,887	3,759,087
Kingspan Group PLC	27,110	2,562,253
Ryanair Holdings PLC, ADR(a)(c)	17,596	1,904,063
Smurfit Kappa Group PLC	44,886	2,441,049
		22,430,089
Italy — 3.0%
Assicurazioni Generali SpA	214,808	4,312,635
Atlantia SpA(a)	88,305	1,603,443
CNH Industrial NV	175,383	2,909,196
Enel SpA	1,352,812	12,571,504
Eni SpA	446,123	5,438,924
Ferrari NV	22,433	4,631,207
FinecoBank Banca Fineco SpA(a)	100,474	1,753,404
Intesa Sanpaolo SpA	3,072,419	8,499,344
Mediobanca Banca di Credito Finanziario SpA(a)	133,195	1,558,401
Moncler SpA	36,953	2,504,967
Prysmian SpA	47,522	1,705,377
Snam SpA	371,506	2,149,070
Telecom Italia SpA/Milano	2,093,585	1,041,701
Terna SpA	247,973	1,849,304
UniCredit SpA	376,541	4,451,729
		56,980,206
Netherlands — 9.3%
ABN AMRO Bank NV, CVA(a)(b)	73,081	885,549
Adyen NV(a)(b)	5,322	13,051,297
Aegon NV	245,222	1,019,906
Akzo Nobel NV	33,212	4,112,337
Security	Shares	Value

Netherlands (continued)
ArcelorMittal SA	121,220	$3,732,007
Argenx SE(a)	9,137	2,756,773
ASM International NV	6,730	2,219,736
ASML Holding NV	73,511	50,746,060
Euronext NV(b)	17,279	1,879,753
EXOR NV	19,864	1,594,154
Heineken Holding NV	18,012	1,817,569
Heineken NV	41,672	5,058,955
ING Groep NV	685,281	9,096,660
Just Eat Takeaway.com NV(a)(b)	25,224	2,332,806
Koninklijke Ahold Delhaize NV	183,370	5,460,676
Koninklijke DSM NV	30,649	5,729,312
Koninklijke KPN NV	629,598	1,969,164
Koninklijke Philips NV	159,512	7,917,244
NN Group NV	55,741	2,633,167
Prosus NV	73,873	7,237,158
QIAGEN NV(a)	41,286	1,995,702
Randstad NV	20,912	1,603,119
Royal Dutch Shell PLC, Class A	719,026	14,414,937
Royal Dutch Shell PLC, Class B	650,317	12,624,463
Stellantis NV	390,936	7,691,035
Wolters Kluwer NV	47,037	4,727,868
		174,307,407
Norway — 0.8%
DNB ASA	156,072	3,401,466
Equinor ASA	188,483	3,989,903
Mowi ASA	78,219	1,991,418
Norsk Hydro ASA	243,736	1,556,107
Orkla ASA	137,426	1,400,528
Telenor ASA	112,096	1,890,504
Yara International ASA	31,079	1,637,687
		15,867,613
Portugal — 0.2%
EDP - Energias de Portugal SA	489,210	2,592,961
Galp Energia SGPS SA	80,006	869,878
		3,462,839
Spain — 3.9%
ACS Actividades de Construccion y Servicios SA	46,112	1,236,191
Aena SME SA(a)(b)	12,967	2,127,639
Amadeus IT Group SA(a)	79,401	5,597,501
Banco Bilbao Vizcaya Argentaria SA	1,176,269	7,296,375
Banco Santander SA	3,038,453	11,622,248
CaixaBank SA	758,565	2,335,398
Cellnex Telecom SA(b)	95,127	6,067,318
Enagas SA	40,348	932,561
Endesa SA	56,333	1,367,528
Ferrovial SA	86,924	2,554,558
Grifols SA	52,684	1,428,625
Iberdrola SA	1,028,827	12,546,190
Industria de Diseno Textil SA	196,987	6,954,982
International Consolidated Airlines Group SA(a)	440,144	1,062,756
Naturgy Energy Group SA	59,657	1,535,361
Red Electrica Corp. SA	72,128	1,339,142
Repsol SA	250,789	3,150,558
Telefonica SA	902,429	4,212,065
		73,366,996
Sweden — 5.1%
Alfa Laval AB	53,411	1,887,824
Assa Abloy AB, Class B	175,656	5,295,661

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, Class A	114,183	$7,011,792
Atlas Copco AB, Class B	67,633	3,561,988
Boliden AB	48,193	1,854,442
Electrolux AB, Series B	45,849	1,270,564
Embracer Group AB(a)	53,238	1,439,468
Epiroc AB, Class A	111,383	2,535,484
Epiroc AB, Class B	69,104	1,356,692
Essity AB, Class B	105,300	3,492,817
Evolution AB(b)	28,261	4,470,382
H & M Hennes & Mauritz AB, Class B(a)	133,289	3,165,536
Hexagon AB, Class B	347,839	5,153,712
Industrivarden AB, Class A	27,686	1,076,794
Industrivarden AB, Class C	29,697	1,087,090
Investor AB, Class B	319,202	7,357,731
Kinnevik AB, Class B	41,229	1,650,970
Nibe Industrier AB, Class B	244,954	2,581,176
Sandvik AB	191,901	4,906,840
Securitas AB, Class B	56,773	896,838
Sinch AB.(a)(b)	93,700	1,576,709
Skandinaviska Enskilda Banken AB, Class A	277,434	3,586,140
Skanska AB, Class B	70,180	1,863,219
SKF AB, Class B	66,566	1,696,646
Svenska Cellulosa AB SCA, Class B	101,688	1,667,905
Svenska Handelsbanken AB, Class A	270,895	3,057,848
Swedbank AB, Class A	164,769	3,067,492
Swedish Match AB	285,646	2,436,024
Tele2 AB, Class B	88,358	1,204,667
Telefonaktiebolaget LM Ericsson, Class B	465,545	5,853,718
Telia Co. AB	430,598	1,912,484
Volvo AB, Class B	277,628	6,690,675
		96,667,328
Switzerland — 15.6%
ABB Ltd., Registered	334,604	11,368,053
Adecco Group AG, Registered	29,404	2,000,699
Alcon Inc.	88,229	6,188,162
Baloise Holding AG, Registered	8,757	1,367,296
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	181	1,800,708
Chocoladefabriken Lindt & Spruengli AG, Registered	19	1,989,841
Cie. Financiere Richemont SA, Class A, Registered	91,741	11,121,630
Clariant AG, Registered	39,804	792,588
Credit Suisse Group AG, Registered	424,916	4,447,989
Geberit AG, Registered	6,472	4,861,578
Givaudan SA, Registered	1,394	6,489,364
Holcim Ltd.	89,696	5,391,454
Julius Baer Group Ltd.	39,656	2,590,060
Kuehne + Nagel International AG, Registered	8,929	3,056,033
Logitech International SA, Registered	30,036	3,647,643
Lonza Group AG, Registered	13,078	9,271,733
Nestle SA, Registered	505,570	63,017,812
Novartis AG, Registered	432,304	39,437,598
Partners Group Holding AG	3,263	4,946,534
Roche Holding AG, Bearer	4,797	1,950,941
Roche Holding AG, NVS	123,210	46,430,189
Schindler Holding AG, Participation Certificates, NVS	6,988	2,138,576
Schindler Holding AG, Registered	3,401	995,187
SGS SA, Registered	894	2,760,194
Siemens Energy AG(a)	71,488	2,153,437
Sika AG, Registered	24,858	8,144,417
Sonova Holding AG, Registered	9,495	3,576,336
Security	Shares	Value

Switzerland (continued)
Straumann Holding AG, Registered	1,993	$3,178,922
Swatch Group AG (The), Bearer	5,078	1,743,859
Swatch Group AG (The), Registered	9,559	631,186
Swiss Life Holding AG, Registered	5,617	2,732,408
Swiss Prime Site AG, Registered	13,514	1,341,222
Swiss Re AG	49,596	4,479,640
Swisscom AG, Registered	4,411	2,520,394
Temenos AG, Registered	11,591	1,863,537
UBS Group AG, Registered	678,206	10,388,234
Vifor Pharma AG	7,998	1,036,284
Zurich Insurance Group AG	26,342	10,580,662
		292,432,400
United Kingdom — 20.0%
3i Group PLC	171,767	2,787,584
Admiral Group PLC	44,769	1,947,995
Anglo American PLC	239,291	9,522,379
Ashtead Group PLC	79,417	5,902,929
Associated British Foods PLC	63,251	1,941,606
AstraZeneca PLC	230,130	27,648,768
Aviva PLC	681,148	3,823,934
BAE Systems PLC	567,025	4,097,332
Barclays PLC	2,801,048	6,647,104
Barratt Developments PLC	177,917	1,713,106
Berkeley Group Holdings PLC	21,553	1,370,441
BP PLC	3,522,794	15,448,826
British American Tobacco PLC	401,286	15,580,150
British Land Co. PLC (The)	165,988	1,135,458
BT Group PLC(a)	1,549,801	4,164,854
Bunzl PLC	59,201	1,958,442
Burberry Group PLC(a)	69,580	1,989,931
Centrica PLC(a)	1,020,416	727,329
Compass Group PLC(a)	313,934	6,613,933
Croda International PLC	24,996	2,549,445
DCC PLC	18,068	1,480,035
Diageo PLC	408,207	19,564,742
Direct Line Insurance Group PLC	223,040	879,717
DS Smith PLC	242,170	1,402,078
Entain PLC(a)	102,285	2,471,575
Experian PLC	160,960	6,214,528
Ferguson PLC	40,378	5,617,677
GlaxoSmithKline PLC	879,169	17,283,656
Glencore PLC	1,922,945	8,253,452
Halma PLC	67,755	2,524,228
Hargreaves Lansdown PLC	48,399	1,064,991
HSBC Holdings PLC	3,625,844	20,926,577
IMI PLC	50,293	1,196,609
Imperial Brands PLC	167,639	3,614,754
Informa PLC(a)	256,611	1,783,383
InterContinental Hotels Group PLC(a)	33,471	2,230,861
Intertek Group PLC	28,615	2,190,030
ITV PLC(a)	641,421	1,114,789
J Sainsbury PLC	300,659	1,131,642
Johnson Matthey PLC	34,752	1,479,609
Kingfisher PLC	380,262	1,919,218
Land Securities Group PLC	125,553	1,171,744
Legal & General Group PLC	1,048,913	3,742,086
Lloyds Banking Group PLC	12,366,303	7,999,217
London Stock Exchange Group PLC	56,501	6,243,948
M&G PLC	458,134	1,451,324
Marks & Spencer Group PLC(a)	346,571	702,893

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Melrose Industries PLC	846,439	$1,821,978
Mondi PLC	86,125	2,267,522
National Grid PLC	670,529	8,528,908
Natwest Group PLC	922,418	2,595,940
Next PLC(a)	23,701	2,579,469
Ocado Group PLC(a)	106,303	2,945,431
Pearson PLC	129,861	1,495,468
Persimmon PLC	55,080	2,256,275
Prudential PLC	456,488	8,685,035
Reckitt Benckiser Group PLC	129,270	11,421,024
RELX PLC	348,633	9,244,596
Rentokil Initial PLC	325,721	2,230,923
Rolls-Royce Holdings PLC(a)	1,468,711	2,010,689
Sage Group PLC (The)	198,423	1,879,509
Schroders PLC	22,238	1,081,518
Segro PLC	209,713	3,174,694
Severn Trent PLC	42,541	1,472,672
Smith & Nephew PLC	154,691	3,354,818
Smiths Group PLC	69,861	1,538,607
Spirax-Sarco Engineering PLC	12,846	2,419,503
SSE PLC	182,954	3,799,729
St. James’s Place PLC	93,588	1,913,566
Standard Chartered PLC	467,626	2,984,296
Standard Life Aberdeen PLC	384,923	1,444,041
Tate & Lyle PLC	82,658	845,417
Taylor Wimpey PLC	641,951	1,412,766
Tesco PLC	1,362,566	4,209,212
Unilever PLC	461,032	26,939,733
United Utilities Group PLC	120,919	1,632,069
Vodafone Group PLC	4,685,454	7,852,954
Weir Group PLC (The)(a)	46,262	1,187,574
Whitbread PLC(a)	35,066	1,515,830
Wm Morrison Supermarkets PLC	411,841	1,405,449
WPP PLC	214,587	2,900,756
		376,274,880

Total Common Stocks — 98.5%
(Cost: $1,731,648,107)		1,851,188,507

Preferred Stocks

Germany — 1.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	9,882	888,976
Henkel AG & Co. KGaA, Preference Shares, NVS	31,647	3,342,364
Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	27,013	$2,899,865
Sartorius AG, Preference Shares, NVS	5,978	3,111,596
Volkswagen AG, Preference Shares, NVS	31,998	8,022,905
		18,265,706
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,066,863	565,914

Total Preferred Stocks — 1.0%
(Cost: $18,573,893)		18,831,620

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/09/21)(a)	46,112	64,519

Total Rights — 0.0%
(Cost: $69,797)		64,519

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	2,870,640	2,872,363
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,040,000	1,040,000
		3,912,363

Total Short-Term Investments — 0.2%
(Cost: $3,911,057)		3,912,363

Total Investments in Securities — 99.7%
(Cost: $1,754,202,854)		1,873,997,009

Other Assets, Less Liabilities — 0.3%		6,261,453

Net Assets—100.0%		$1,880,258,462

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,383,628	$—		$(5,510,857	)(a)	$(498)	$90	$2,872,363	2,870,640	$26,812	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	820,000	220,000	(a)	—		—	—	1,040,000	1,040,000	25		—
						$(498)	$90	$3,912,363		$26,837		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	135	09/17/21	$6,492	$(92,250)
FTSE 100 Index	35	09/17/21	3,380	(52,837)
				$(145,087)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,697,954	$1,833,490,553	$—	$1,851,188,507
Preferred Stocks	—	18,831,620	—	18,831,620
Rights	64,519	—	—	64,519
Money Market Funds	3,912,363	—	—	3,912,363
	$21,674,836	$1,852,322,173	$—	$1,873,997,009
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(145,087)	$—	$—	$(145,087)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares